Cover	May 23, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2022
Entity File Number	001-40585
Entity Registrant Name	GOOD WORKS II ACQUISITION CORP.
Entity Central Index Key	0001850487
Entity Tax Identification Number	86-2899919
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4265 SAN FELIPE
Entity Address, Address Line Two	SUITE 603
Entity Address, City or Town	HOUSTON
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	468-2717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GWII
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	GWIIW
Security Exchange Name	NASDAQ